Disaggregated revenue and Concentration (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregated revenue	$ 969,382		$ 808,372	$ 520,645
Products sale Member
Disaggregated revenue	604,482	$ 433,018
Product installation service Member
Disaggregated revenue	$ 364,900	$ 0	181,983	68,360
Product sales Member
Disaggregated revenue			$ 626,389	$ 452,285